Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and principal activities
Schedule of Details of the Subsidiaries, VIEs and VIE's Subsidiaries

As of December 31, 2023, the Company’s principal subsidiaries and VIE are as follows:

Name	Place of incorporation	Date of incorporation	% of direct or indirect economic ownership	Principal activities
Principal subsidiaries
Huya Limited	Hong Kong	January 4, 2017	100%	Investment holding
Guangzhou Huya Technology Co., Ltd. (“Huya Technology”)	PRC	June 16, 2017	100%	Software development
HUYA PTE. LTD.	Singapore	July 23, 2018	100%	Internet value added services
Hainan Huya Entertainment Information Technology Co., Ltd. (“Hainan Huya”)	PRC	December 4, 2019	100%	Cultural and Creative services
VIE
Guangzhou Huya Information Technology Co., Ltd. (“Guangzhou Huya”)	PRC	August 10, 2016	100%	Internet value added services

Schedule of Condensed Consolidated Statements Data for the VIEs

The following table sets forth the financial data for the VIEs on an aggregated basis. For purposes of this presentation, activity within and between the VIEs have been eliminated, but transactions with other entities within the Consolidated Group have been included without elimination. Presentation of the comparative data for 2022 and 2023 have been expanded to conform to the current year presentation.

Selected Condensed Consolidated Balance Sheets Data for the VIEs

	As of December 31,
	2022	2023
	RMB	RMB
Assets
Cash and cash equivalents	14,259	7,730
Restricted cash	4,050	18,137
Short-term deposits	490,000	130,000
Accounts receivable, net	55,305	27,795
Prepayments and other current assets	219,716	232,364
Amounts due from related parties	45,127	147,582
Amounts due from Group companies (1)	1,098,883	954,184
Investments	724,110	600,096
Intangible assets, net	54,660	30,364
Long-term deposits	—	360,000
Other assets	12,866	18,604
Total assets	2,718,976	2,526,856
Deferred revenue and advances from customers	502,682	445,888
Accrued liabilities and other current liabilities	504,218	466,890
Amount due to related parties	48,277	103,055
Other liabilities	26,424	32,489
Total liabilities	1,081,601	1,048,322
Total shareholders’ equity	1,637,375	1,478,534

Selected Condensed Consolidated Statements of Operation Data for the VIEs

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Third-party revenues	10,897,479	8,937,121	6,686,033
Total cost and expenses (2)	(10,789,307)	(9,161,422)	(6,746,390)
Others, net	195,202	55,551	(94,625)
Income (loss) before income tax expenses	303,374	(168,750)	(154,982)
Income tax expenses	(50,374)	(6,801)	—
Share of loss from equity method investments	(37)	(520)	—
Net income (loss)	252,963	(176,071)	(154,982)

Selected Condensed Consolidated Cash Flows Data for the VIEs

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Net cash provided by operating activities (3)	1,176,397	379,397	56,821
Loans and advances to Group companies	(911,916)	(160,406)	—
Other investing activities	(197,261)	(720,237)	(49,263)
Net cash used in investing activities	(1,109,177)	(880,643)	(49,263)
Net cash used in financing activities	—	—	—

Note:

(1)	Inter-company service fees for technology support, business support and consulting fees (collectively defined as “VIE service fees”) are charged pursuant to the exclusive business cooperation agreement. As of December 31, 2021, 2022, and 2023, the outstanding balance of amounts due from Group companies were inter-company advances. There were no outstanding balances for VIE service fees charged to the VIEs.
(2)	For the years ended December 31, 2021, 2022 and 2023, VIE service fees were charged by the WFOE and other subsidiaries to the VIEs amounting to RMB8,664 million, RMB6,863 million and RMB5,530 million, respectively, which were settled as occurred.
(3)	For the years ended December 31, 2021, 2022 and 2023, cash paid by the VIEs to the WFOE and other subsidiaries for VIE service fees were RMB8,664 million, RMB6,433 million and RMB5,391 million, respectively. For the years ended December 31, 2021, 2022 and 2023, nil, RMB415 million and RMB139 million of the VIE service fees were not settled by cash, but netting against the intercompany receivables from the primary beneficiary of VIE.